Partnerships in E&P activities (Tables)	12 Months Ended
Dec. 31, 2021
Partnerships In Ep Activities
As of December 31, 2021, the Company holds interests in 85 partnerships with 37 companies, among which Petrobras is the operator in 55 (in 2020, 98 partnerships with 40 companies and operator in 55). There were no new partnerships signed in 2021. The partnerships formed in 2020 are described below:

As of December 31, 2021, the Company holds interests in 85 partnerships with 37 companies, among which Petrobras is the operator in 55 (in 2020, 98 partnerships with 40 companies and operator in 55). There were no new partnerships signed in 2021. The partnerships formed in 2020 are described below:

Consortium	Location	% Petrobras	% Partners	Operator	Year	Additional Information	ANP Bonus Petrobras portion (*)
ARAM (*)	Santos basin	80%	CNODC – 20%	Petrobras	2020	Production sharing	496
BT-SEAL-13A	Sergipe Alagoas basin	50%	Petrogal – 50%	Petrogal	2020	Concession – split	N/A
BÚZIOS – ECO (*)	Santos basin	90%	CNODC – 5% CNOOC – 5%	Petrobras	2020	Production sharing	14,985
C-M-477	Campos basin	70%	BP Energy do Brasil – 30%	Petrobras	2020	Concession	N/A
(*)	The bonuses referring to Aram and Búzios were paid in 2019, the year in which the respective rounds were held - First Round of Bidding for Surplus Transfer of Rights and 6th Round of Bidding in the Production Sharing Regime.

The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership:

Partnerships brings benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership:

Field	Location	% Petrobras	% Partners	Petrobras production portion in 2020 (kboed)	Regime
Tupi (BMS-11)	Santos basin pre-salt	65%	Shell – 25% Petrogal – 10%	756.0	Concession
BÚZIOS – ECO	Santos basin	90%	CNODC – 5% CNOOC – 5%	150.8	Production sharing
Roncador	Campos basin	75%	Equinor – 25%	116.1	Concession
Sapinhoá (BMS-9)	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	114.8	Concession
Tartaruga Verde	Campos basin	50%	Petronas – 50%	43.0	Concession
Sururu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	26.2	Concession
Albacora Leste	Campos basin	90%	Repsol Sinopec - 10%	24.9	Concession
Berbigão	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	18.7	Concession
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	10.4	Production sharing
Oeste de Atapu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	10.4	Concession
Total				1271.3

The table below presents changes in the reimbursements payable relating to these fields

The table below presents changes in the reimbursements payable relating to these fields:

	12.31.2021	12.31.2020
Opening balance	370	113
Additions/(Write-offs) on PP&E	(64)	278
Payments made	−	(17)
Other income and expenses	84	11
Cumulative translation adjustments	(26)	(15)
Closing balance	364	370